August 15, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

             Re:  Oppenheimer Institutional Money Market Fund
                  File Nos. 811-21888; 333-133173

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made pursuant to the  Securities
Act of 1933,  as amended (the "1933  Act"),  and the  Investment  Company Act of
1940, as amended (the "1940 Act"), on behalf of Oppenheimer  Institutional Money
Market Fund (the "Registrant").  This filing constitutes Pre-Effective Amendment
No. 2 under the 1933 Act and Amendment No. 2 under the 1940 Act (the Amendment")
to the  Registrant's  Registration  Statement  on Form N-1A  (the  "Registration
Statement").

     This Amendment is marked to show changes from Pre-Effective Amendment No. 1 to the Registration Statement filed on July 6, 2006, in response to comments of the  Commission  Staff on such  filing.  This filing also  includes our response letter to comments of the Commission Staff.

     In order to expedite  review and achieve  consistency,  we request that you address any comments on this filing, to:

                           Nancy S. Vann
                           Vice President & Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street, 16th Floor
                           New York, New York 10281-1008
                           212-323-5089
                           nvann@oppenheimerfunds.com

Thank you.

                                                      Sincerely,

                                                      /s/  Adrienne Ruffle
                                                      Adrienne Ruffle
                                                      Assistant Vice President
                                                      & Assistant Counsel

Attachments

cc:   Vincent J. DiStefano, Securities & Exchange Commission
      Mayer, Brown Rowe & Maw, LLP
      KPMG LLP
      Nancy S. Vann
      Gloria LaFond